Cover	Jun. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2025
Entity File Number	005-93847
Entity Registrant Name	Lipella Pharmaceuticals Inc.
Entity Central Index Key	0001347242
Entity Tax Identification Number	20-2388040
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7800 Susquehanna St.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15208
City Area Code	(412)
Local Phone Number	894-1853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security
Trading Symbol
Security Exchange Name
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false